RELATED PARTY TRANSACTIONS - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Salaries and other short-term employee benefits(A)	€ 20	€ 35	€ 23
Post-employment benefits	1	1	1
Share-based payments	6	9	9
Termination benefits	5	0	0
Total	€ 32	€ 45	€ 33